Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2025
Related Party Disclosures [Abstract]
Schedule of Funding from Related Parties

Funding from related parties

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Working capital advance from European Lithium Ltd	2,355,328	5,854,852
	2,355,328	5,854,852

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Balance at beginning of period	5,854,852	4,268,857
Working capital advance from European Lithium Ltd (i)	875,923	3,910,441
Repayment of borrowings	(4,499,992)	(2,254,980)
Foreign exchange	124,545	(69,466)
Balance at end of period	2,355,328	5,854,852

(i)	During the period, European Lithium Ltd (EUR) provided funding to CRML to cover certain operational expenses. As at 31 December 2025, a total of $2,355,328 is repayable to EUR. The funds advanced are repayable on demand.